Acquisitions (Tables)	12 Months Ended
Dec. 31, 2016
Business Combinations [Abstract]
Schedule of Business Acquisitions, by Acquisition [Table Text Block]

The following summarizes the estimated fair values of the assets acquired and liabilities assumed at the date of acquisition for all acquisitions consummated during the years ended December 31 ($ in millions):

	2016	2015	2014
Accounts receivable	$5.2	$2.8	$21.0
Inventories	2.2	3.1	30.5
Property, plant and equipment	0.6	1.0	8.5
Goodwill	113.2	21.2	151.1

Other intangible assets, primarily customer relationships, trade names and technology	82.7	13.0	113.8
Trade accounts payable	(1.5)	(0.9)	(8.0)
Other assets and liabilities, net	(12.3)	(3.1)	(27.9)

Net cash consideration	$190.1	$37.1	$289.0

Pro Forma Information

The pro forma information is presented for informational purposes only and is not necessarily indicative of the results of operations that actually would have been achieved had the acquisitions been consummated as of that time ($ in millions except per share amounts):

	2016	2015
Sales	$6,251.0	$6,243.3
Net earnings	$871.2	$862.8
Diluted net earnings per share	$2.51	$2.50